Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 276,278,135.00
Previously Paid Amount	0.00
Total Fee Amount	42,298.18
Total Offset Amount	0.00
Net Fee	$ 42,298.18